Responsibilities and Commitments - Summary of Other Provisions, Contingent Liabilities and Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Maximum financial guarantees	$ 66.6	$ 107.7
Maximum residual value guarantees	253.1	267.4
Mutually exclusive exposure	(26.9)	(29.0)
Provisions and liabilities recorded	(137.0)	(126.0)
Off-balance sheet exposure	155.8	220.1
Estimated proceeds from financial guarantees and underlying assets	$ 177.6	$ 266.9